                       UNALLOCATED GROUP VARIABLE ANNUITY

                                    ISSUED BY

                       METLIFE OF CT SEPARATE ACCOUNT QPN

                    METLIFE INSURANCE COMPANY OF CONNECTICUT

                        SUPPLEMENT DATED OCTOBER 2, 2008
                     TO THE PROSPECTUS DATED APRIL 28, 2008

This supplement dated October 2, 2008 provides information in addition to that contained in the Prospectus dated April 28, 2008. It should be read in its entirety and kept together with your Prospectus for future reference. If you have any questions or would like a copy of the Prospectus, please contact us at 1-800-519-9117.

1.  OTHER INFORMATION--THE INSURANCE COMPANY

Effective September 22, 2008, the Company is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910. Contract Owners should continue to direct all inquiries to your TPA at 1-800-519-9117.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

MetLife Insurance Company of Connecticut           TPA Telephone: 1-800-519-9117
1300 Hall Boulevard
Bloomfield, Connecticut 06002-2910